LOSS PER SHARE (Schedule of Anti-Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	24,681	22,107	7,300
Warrant and Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	10,182	9,535	780
Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments		654	4,339